Description of the Business (Notes)	12 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Description of the Business
We are a technology and manufacturing-driven company that aggregates, via the Internet, large volumes of individually small, customized orders for a broad spectrum of print, signage, apparel and similar products. We produce those orders in highly automated, capital and technology intensive production facilities in a manner that we believe makes our production techniques significantly more competitive than those of traditional suppliers. We bring our products to market via various brands that deliver marketing products and services to the small business and home and family markets. These brands include Vistaprint, our leading global brand for micro business marketing products and services, as well as several brands we have acquired that serve the needs of various market segments including resellers, small and medium businesses with differentiated service needs, and consumers purchasing products for personal use.